5. Inventory And Work In Process (Details 1)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Balance at the beginning of the year	4,507,846	3,138,266	$ 723,559
Add: Current year additions	2,602,925	4,184,469	417,798
Less: Current year written-off	(4,643,638)	(2,814,889)	(745,355)
Balance at the end of the year	2,467,133	4,507,846	$ 396,002